Trade Payables (Schedule of Trade Payables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Notes	¥ 82,243	¥ 83,468
Accounts	256,361	220,341
Trade payables	¥ 338,604	¥ 303,809